PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2022	2023
Receivable from payment platforms	68,287	33,060
Rebate receivable from suppliers	68,236	74,751
Advance to suppliers	55,477	17,190
Value added tax recoverable	51,634	54,283
Deposits	24,267	31,231
Prepaid expense	6,656	5,905
Others	7,509	9,403
Total	282,066	225,823